Quarterly Holdings Report

for

Fidelity® Small-Mid Factor ETF

April 30, 2019

SFE-QTLY-0619

1.9892235.100

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 0.6%
ATN International, Inc.	114	$6,960
Bandwidth, Inc. Class A (a)	160	12,067
Cogent Communications Holdings, Inc.	217	11,985
Vonage Holdings Corp. (a)	1,167	11,343

		42,355

Entertainment – 0.2%
Cinemark Holdings, Inc.	357	15,012

Interactive Media & Services – 0.2%
TripAdvisor, Inc. (a)	301	16,022

Media – 0.7%
Cable One, Inc.	17	18,029
Nexstar Media Group, Inc. Class A	163	19,079
Sirius XM Holdings, Inc.	3,453	20,062

		57,170

Wireless Telecommunication Services – 0.4%
Shenandoah Telecommunications Co.	222	9,175
Telephone & Data Systems, Inc.	360	11,477
United States Cellular Corp. (a)	144	6,927

		27,579

TOTAL COMMUNICATION SERVICES		158,138

CONSUMER DISCRETIONARY – 14.9%
Auto Components – 0.6%
Dorman Products, Inc. (a)	127	11,134
Fox Factory Holding Corp. (a)	177	13,735
Gentex Corp.	768	17,687

		42,556

Automobiles – 0.2%
Harley-Davidson, Inc.	460	17,126

Distributors – 0.3%
Pool Corp.	114	20,946

Diversified Consumer Services – 1.5%
Adtalem Global Education, Inc. (a)	237	11,689
American Public Education, Inc. (a)	243	7,776
Bright Horizons Family Solutions, Inc. (a)	161	20,632
Graham Holdings Co. Class B	18	13,382
Grand Canyon Education, Inc. (a)	154	17,847
H&R Block, Inc.	634	17,251
K12, Inc. (a)	277	8,343
Service Corp. International	469	19,515

		116,435

Entertainment – 0.4%
Live Nation Entertainment, Inc. (a)	372	24,307
The Marcus Corp.	191	7,185

		31,492

Hotels, Restaurants & Leisure – 3.6%
BJ’s Restaurants, Inc.	165	8,235
Bloomin’ Brands, Inc.	516	10,315
Brinker International, Inc.	229	9,794
Choice Hotels International, Inc.	144	11,958

	Shares	Value
Churchill Downs, Inc.	132	$13,312
Cracker Barrel Old Country Store, Inc.	81	13,668
Dave & Buster’s Entertainment, Inc.	194	11,027
Denny’s Corp. (a)	478	8,900
Dine Brands Global, Inc.	117	10,373
Dunkin’ Brands Group, Inc.	243	18,135
Extended Stay America, Inc.	709	12,698
Hyatt Hotels Corp. Class A	168	12,891
Jack in the Box, Inc.	124	9,560
Planet Fitness, Inc., Class A (a)	267	20,212
Ruth’s Hospitality Group, Inc.	337	8,755
Six Flags Entertainment Corp.	231	12,264
Texas Roadhouse, Inc. Class A	223	12,044
The Cheesecake Factory, Inc.	219	10,867
Vail Resorts, Inc.	106	24,258
Wendy’s Co.	708	13,176
Wingstop, Inc.	151	11,366
Wyndham Destinations, Inc.	326	14,201

		278,009

Household Durables – 1.4%
Garmin Ltd.	309	26,494
Helen of Troy Ltd. (a)	102	14,688
La-Z-Boy, Inc.	302	9,906
Leggett & Platt, Inc.	387	15,232
PulteGroup, Inc.	688	21,645
Toll Brothers, Inc.	414	15,773

		103,738

Internet & Direct Marketing Retail – 0.1%
Stamps.com, Inc. (a)	63	5,406

Leisure Products – 0.2%
American Outdoor Brands Corp. (a)	621	6,117
Sturm, Ruger & Co., Inc.	150	8,398

		14,515

Media – 1.3%
AMC Networks, Inc. Class A (a)	190	11,098
DISH Network Corp. Class A (a)	639	22,442
Gannett Co., Inc.	810	7,557
MSG Networks, Inc. Class A (a)	415	9,558
National CineMedia, Inc.	1,137	7,936
Scholastic Corp.	216	8,614
Sinclair Broadcast Group, Inc. Class A	349	15,981
TEGNA, Inc.	972	15,474

		98,660

Multiline Retail – 0.5%
Dillard’s, Inc. Class A	129	8,830
Macy’s, Inc.	801	18,856
Nordstrom, Inc.	340	13,947

		41,633

Specialty Retail – 3.3%
Aarons, Inc. Class A	246	13,700
Abercrombie & Fitch Co. Class A	423	12,643
American Eagle Outfitters, Inc.	601	14,292
Bed Bath & Beyond, Inc.	690	11,530

2

Common Stocks – continued

	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Caleres, Inc.	298	$7,816
Designer Brands, Inc.	363	8,077
Dick’s Sporting Goods, Inc.	309	11,433
Five Below, Inc. (a)	150	21,958
Foot Locker, Inc.	318	18,193
GameStop Corp. Class A	786	6,799
Gap, Inc.	633	16,509
Monro, Inc.	150	12,574
Murphy USA, Inc. (a)	142	12,137
Rent-A-Center, Inc. (a)	448	11,169
Sally Beauty Holdings, Inc. (a)	594	10,514
Shoe Carnival, Inc.	189	6,740
The Buckle, Inc.	442	8,168
The Cato Corp. Class A	502	7,610
The Children’s Place Retail Stores, Inc.	99	11,169
Urban Outfitters, Inc. (a)	327	9,722
Williams-Sonoma, Inc.	261	14,921

		247,674

Textiles, Apparel & Luxury Goods – 1.5%
Capri Holdings Ltd. (a)	417	18,381
Columbia Sportswear Co.	125	12,496
Crocs, Inc. (a)	345	9,608
Deckers Outdoor Corp. (a)	102	16,138
Fossil Group, Inc. (a)	484	6,326
Movado Group, Inc.	237	8,449
Ralph Lauren Corp.	151	19,869
Steven Madden Ltd.	343	12,468
Wolverine World Wide, Inc.	351	12,920

		116,655

TOTAL CONSUMER DISCRETIONARY		1,134,845

CONSUMER STAPLES – 3.2%
Beverages – 0.5%
Brown-Forman Corp. Class B	415	22,115
The Boston Beer Co., Inc. Class A (a)	39	12,091

		34,206

Food & Staples Retailing – 0.3%
US Foods Holding Corp. (a)	555	20,285
Weis Markets, Inc.	147	6,181

		26,466

Food Products – 1.4%
Cal-Maine Foods, Inc.	193	7,934
Campbell Soup Co.	502	19,422
Flowers Foods, Inc.	621	13,501
Ingredion, Inc.	183	17,339
J&J Snack Foods Corp.	64	10,060
Lancaster Colony Corp.	72	10,707
Post Holdings, Inc. (a)	180	20,301
The Simply Good Foods Co. (a)	381	8,557

		107,821

	Shares	Value
Household Products – 0.3%
Energizer Holdings, Inc.	235	$11,254
WD-40 Co.	57	9,590

		20,844

Personal Products – 0.6%
Herbalife Nutrition Ltd. (a)	282	14,904
Medifast, Inc.	67	9,828
Natural Health Trends Corp.	360	4,162
Nu Skin Enterprises, Inc. Class A	186	9,462
USANA Health Sciences, Inc. (a)	73	6,092

		44,448

Tobacco – 0.1%
Universal Corp.	145	7,810

TOTAL CONSUMER STAPLES		241,595

ENERGY – 3.5%
Energy Equipment & Services – 0.8%
Cactus, Inc. Class A (a)	318	11,543
Core Laboratories N.V.	210	13,312
FTS International, Inc. (a)	1,141	11,809
Helmerich & Payne, Inc.	345	20,190
Matrix Service Co. (a)	432	8,472

		65,326

Oil, Gas & Consumable Fuels – 2.7%
Arch Coal, Inc. Class A	129	12,510
CNX Resources Corp. (a)	1,069	9,578
CONSOL Energy, Inc. (a)	286	9,695
Continental Resources, Inc. (a)	342	15,729
CVR Energy, Inc.	261	11,904
Delek US Holdings, Inc.	391	14,491
Equitrans Midstream Corp. (a)	750	15,623
Evolution Petroleum Corp.	1,236	8,689
Magnolia Oil & Gas Corp. (a)	858	11,308
Murphy Oil Corp.	595	16,208
Overseas Shipholding Group, Inc. Class A (a)	4,888	8,896
PBF Energy, Inc. Class A	441	14,809
Peabody Energy Corp.	366	10,530
Renewable Energy Group, Inc. (a)	351	8,466
REX American Resources Corp. (a)	126	10,648
Southwestern Energy Co. (a)	3,013	11,901
World Fuel Services Corp.	456	14,068

		205,053

TOTAL ENERGY		270,379

FINANCIALS – 19.7%
Banks – 5.0%
Associated Banc-Corp	631	14,317
Bank of Hawaii Corp.	165	13,593
Bank of Marin Bancorp	192	8,131
Banner Corp.	186	9,862
Cadence BanCorp	646	14,696
Cathay General Bancorp	337	12,398
City Holding Co.	129	10,240

3

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Banks – continued
Commerce Bancshares, Inc.	298	$18,008
Community Trust Bancorp, Inc.	213	8,999
East West Bancorp, Inc.	409	21,055
First BanCorp	1,044	11,797
First Citizens BancShares, Inc. Class A	33	14,792
First Financial Bankshares, Inc.	234	14,396
First Financial Corp.	198	8,152
First Midwest Bancorp, Inc.	544	11,680
Fulton Financial Corp.	750	12,938
Glacier Bancorp, Inc.	315	13,416
Great Southern Bancorp, Inc.	163	9,446
Independent Bank Corp.	363	7,815
NBT Bancorp, Inc.	276	10,494
OFG Bancorp	444	8,960
Old National Bancorp	739	12,622
Popular, Inc.	309	17,832
S&T Bancorp, Inc.	246	9,860
Simmons First National Corp. Class A	462	11,730
Synovus Financial Corp.	501	18,467
TCF Financial Corp.	609	13,477
Webster Financial Corp.	298	15,833
WesBanco, Inc.	270	10,886
Wintrust Financial Corp.	198	15,088

		380,980

Capital Markets – 1.7%
FactSet Research Systems, Inc.	100	27,587
Federated Investors, Inc. Class B	445	13,675
Hamilton Lane, Inc. Class A	231	11,287
Interactive Brokers Group, Inc. Class A	276	14,970
MarketAxess Holdings, Inc.	100	27,833
Morningstar, Inc.	92	13,197
Virtu Financial, Inc. Class A	394	9,685
Waddell & Reed Financial, Inc. Class A	552	10,339

		128,573

Consumer Finance – 0.4%
Credit Acceptance Corp. (a)	40	19,849
Green Dot Corp. Class A (a)	187	11,925

		31,774

Diversified Financial Services – 0.1%
FGL Holdings	1,203	10,262

Equity Real Estate Investment Trusts (REITs) – 3.4%
Acadia Realty Trust	318	8,980
Agree Realty Corp.	142	9,297
American Assets Trust, Inc.	192	8,868
CareTrust REIT, Inc.	390	9,457
Chesapeake Lodging Trust	292	8,322
Douglas Emmett, Inc.	420	17,300
EastGroup Properties, Inc.	114	13,034
First Industrial Realty Trust, Inc.	382	13,473
Four Corners Property Trust, Inc.	310	8,816
Getty Realty Corp.	216	7,005

	Shares	Value
Healthcare Trust of America, Inc. Class A	544	$15,004
InfraREIT, Inc.	316	6,652
Lamar Advertising Co. Class A	219	18,105
LTC Properties, Inc.	183	8,246
National Health Investors, Inc.	138	10,409
National Storage Affiliates Trust	273	7,988
Physicians Realty Trust	615	11,107
PS Business Parks, Inc.	73	11,214
Retail Opportunity Investments Corp.	486	8,529
Retail Properties of America, Inc. Class A	796	9,783
Rexford Industrial Realty, Inc.	320	12,125
Tanger Factory Outlet Centers, Inc.	397	7,170
Terreno Realty Corp.	237	10,582
Weingarten Realty Investors	384	11,113
Xenia Hotels & Resorts, Inc.	465	10,067

		262,646

Insurance – 5.9%
American Equity Investment Life Holding Co.	384	11,293
American Financial Group, Inc.	201	20,810
American National Insurance Co.	66	7,477
AMERISAFE, Inc.	156	9,238
Argo Group International Holdings Ltd.	168	13,116
Assurant, Inc.	168	15,960
Assured Guaranty Ltd.	366	17,458
Athene Holding Ltd. Class A (a)	391	17,658
Axis Capital Holdings Ltd.	283	16,089
Brown & Brown, Inc.	685	21,749
Employers Holdings, Inc.	225	9,657
Erie Indemnity Co. Class A	87	16,471
FBL Financial Group, Inc. Class A	121	7,559
First American Financial Corp.	340	19,400
Genworth Financial, Inc. Class A (a)	2,377	9,009
HCI Group, Inc.	168	7,160
James River Group Holdings Ltd.	242	10,217
Kemper Corp.	204	18,336
Kinsale Capital Group, Inc.	159	11,543
Mercury General Corp.	189	10,164
National General Holdings Corp.	405	9,983
National Western Life Group, Inc. Class A	28	7,468
Old Republic International Corp.	855	19,118
Primerica, Inc.	139	18,110
RenaissanceRe Holdings Ltd.	123	19,109
RLI Corp.	180	14,639
Safety Insurance Group, Inc.	117	10,872
Selective Insurance Group, Inc.	222	15,831
The Hanover Insurance Group, Inc.	138	16,644
The Navigators Group, Inc.	153	10,701
United Fire Group, Inc.	174	7,588
Universal Insurance Holdings, Inc.	250	7,448
WR Berkley Corp.	405	24,827

		452,702

Mortgage Real Estate Investment Trust (REITs) – 2.4%
AG Mortgage Investment Trust, Inc.	474	8,110
Anworth Mortgage Asset Corp.	1,764	7,391

4

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trust (REITs) – continued
Apollo Commercial Real Estate Finance, Inc.	616	$11,544
Arbor Realty Trust, Inc.	733	10,013
Ares Commercial Real Estate Corp.	540	8,208
Blackstone Mortgage Trust, Inc. Class A	429	15,268
Cherry Hill Mortgage Investment Corp.	411	7,094
Chimera Investment Corp.	699	13,400
Granite Point Mortgage Trust, Inc.	441	8,480
KKR Real Estate Finance Trust, Inc.	393	7,927
Ladder Capital Corp.	585	10,179
MFA Financial, Inc.	1,752	13,157
New York Mortgage Trust, Inc.	1,510	9,513
Starwood Property Trust, Inc.	825	19,016
TPG RE Finance Trust, Inc.	432	8,515
Two Harbors Investment Corp.	918	12,723
Western Asset Mortgage Capital Corp.	828	8,711

		179,249

Real Estate Management & Development – 0.1%
The RMR Group, Inc. Class A	90	5,206

Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd. (a)	354	16,797
Northwest Bancshares, Inc.	582	10,144
OceanFirst Financial Corp.	391	9,846
Oritani Financial Corp.	489	8,484
United Financial Bancorp, Inc.	570	7,518

		52,789

TOTAL FINANCIALS		1,504,181

HEALTH CARE – 11.4%
Biotechnology – 1.3%
BioSpecifics Technologies Corp. (a)	117	7,839
Emergent BioSolutions, Inc. (a)	192	9,922
Genomic Health, Inc. (a)	129	8,299
Ligand Pharmaceuticals, Inc. (a)	99	12,459
Myriad Genetics, Inc. (a)	376	11,836
PDL BioPharma, Inc. (a)	2,406	7,868
REGENXBIO, Inc. (a)	211	10,634
Repligen Corp. (a)	192	12,937
United Therapeutics Corp. (a)	138	14,155
Vanda Pharmaceuticals, Inc. (a)	342	5,571

		101,520

Health Care Equipment & Supplies – 3.2%
AngioDynamics, Inc. (a)	400	8,216
AtriCure, Inc. (a)	287	8,616
Atrion Corp.	12	10,560
CONMED Corp.	147	11,764
CryoLife, Inc. (a)	307	9,413
Globus Medical, Inc. Class A (a)	289	13,031
Haemonetics Corp. (a)	160	13,965
Hill-Rom Holdings, Inc.	189	19,168
ICU Medical, Inc. (a)	57	12,967
Integer Holdings Corp. (a)	139	9,604

	Shares	Value
Integra LifeSciences Holdings Corp. (a)	274	$14,300
LivaNova PLC (a)	161	11,091
Masimo Corp. (a)	142	18,481
Meridian Bioscience, Inc.	492	5,663
Merit Medical Systems, Inc. (a)	220	12,360
Natus Medical, Inc. (a)	261	6,984
Neogen Corp. (a)	207	12,557
NuVasive, Inc. (a)	229	13,877
Surmodics, Inc. (a)	145	6,299
West Pharmaceutical Services, Inc.	196	24,263

		243,179

Health Care Providers & Services – 3.1%
Acadia Healthcare Co., Inc. (a)	423	13,544
Addus HomeCare Corp. (a)	132	8,963
Amedisys, Inc. (a)	105	13,421
AMN Healthcare Services, Inc. (a)	190	9,891
BioTelemetry, Inc. (a)	157	8,541
Chemed Corp.	51	16,666
CorVel Corp. (a)	126	9,047
DaVita, Inc. (a)	351	19,389
Encompass Health Corp.	279	17,981
HealthEquity, Inc. (a)	211	14,295
LHC Group, Inc. (a)	117	13,000
MEDNAX, Inc. (a)	345	9,650
Molina Healthcare, Inc. (a)	162	21,000
National HealthCare Corp.	102	7,694
Patterson Cos., Inc.	468	10,221
Premier, Inc. Class A (a)	264	8,773
The Ensign Group, Inc.	246	12,674
Tivity Health, Inc. (a)	390	8,432
US Physical Therapy, Inc.	87	10,135

		233,317

Health Care Technology – 0.9%
HealthStream, Inc. (a)	322	8,430
HMS Holdings Corp. (a)	381	11,594
Medidata Solutions, Inc. (a)	207	18,700
NextGen Healthcare, Inc. (a)	471	8,850
Omnicell, Inc. (a)	178	14,304
Vocera Communications, Inc. (a)	223	7,103

		68,981

Life Sciences Tools & Services – 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	63	18,959
Bio-Techne Corp.	108	22,096
Bruker Corp.	375	14,475
Charles River Laboratories International, Inc. (a)	141	19,806
Codexis, Inc. (a)	454	8,944
Luminex Corp.	318	7,253
Medpace Holdings, Inc. (a)	154	8,650
NeoGenomics, Inc. (a)	588	12,248
PRA Health Sciences, Inc. (a)	168	16,266

		128,697

Pharmaceuticals – 1.2%
Catalent, Inc. (a)	444	19,900

5

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Horizon Pharma PLC (a)	618	$15,778
Jazz Pharmaceuticals PLC (a)	162	21,023
Pacira Pharmaceuticals, Inc. (a)	244	9,716
Phibro Animal Health Corp. Class A	255	8,851
Prestige Consumer Healthcare, Inc. (a)	343	10,091
Supernus Pharmaceuticals, Inc. (a)	276	10,137

		95,496

TOTAL HEALTH CARE		871,190

INDUSTRIALS – 15.8%
Aerospace & Defense – 1.3%
Axon Enterprise, Inc. (a)	219	13,907
Curtiss-Wright Corp.	129	14,698
HEICO Corp. Class A	301	26,918
Hexcel Corp.	238	16,829
National Presto Industries, Inc.	58	6,177
Teledyne Technologies, Inc. (a)	90	22,366

		100,895

Air Freight & Logistics – 0.1%
Forward Air Corp.	153	9,688

Airlines – 0.7%
Alaska Air Group, Inc.	309	19,127
Hawaiian Holdings, Inc.	282	7,955
JetBlue Airways Corp. (a)	868	16,101
Spirit Airlines, Inc. (a)	220	11,964

		55,147

Building Products – 2.0%
AAON, Inc.	232	11,649
Advanced Drainage Systems, Inc.	300	8,415
Allegion PLC	238	23,617
AO Smith Corp.	376	19,766
Apogee Enterprises, Inc.	228	9,188
Armstrong World Industries, Inc.	174	15,081
Continental Building Products, Inc. (a)	285	7,310
CSW Industrials, Inc. (a)	142	8,513
Lennox International, Inc.	90	24,430
Simpson Manufacturing Co., Inc.	171	10,889
Trex Co., Inc. (a)	188	13,023

		151,881

Commercial Services & Supplies – 1.8%
Brady Corp. Class A	220	10,734
Deluxe Corp.	211	9,436
Ennis, Inc.	347	7,002
Herman Miller, Inc.	273	10,598
KAR Auction Services, Inc.	351	19,825
McGrath RentCorp	162	10,044
MSA Safety, Inc.	121	13,299
Rollins, Inc.	418	16,164
Steelcase, Inc. Class A	516	8,922
Tetra Tech, Inc.	204	13,203
UniFirst Corp.	69	10,911

	Shares	Value
US Ecology, Inc.	132	$8,053

		138,191

Construction & Engineering – 1.0%
Arcosa, Inc.	292	9,090
Comfort Systems USA, Inc.	186	10,062
EMCOR Group, Inc.	193	16,239
Great Lakes Dredge & Dock Corp. (a)	944	9,657
Jacobs Engineering Group, Inc.	301	23,460
MYR Group, Inc. (a)	219	7,917

		76,425

Electrical Equipment – 1.4%
Acuity Brands, Inc.	120	17,560
EnerSys	143	9,894
Generac Holdings, Inc. (a)	222	12,208
Hubbell, Inc.	150	19,140
nVent Electric PLC	523	14,618
Regal-Beloit Corp.	153	13,017
Sensata Technologies Holding PLC (a)	412	20,575

		107,012

Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	160	22,627
Raven Industries, Inc.	219	8,521

		31,148

Machinery – 4.1%
Allison Transmission Holdings, Inc.	333	15,604
Barnes Group, Inc.	184	10,234
Crane Co.	160	13,608
Donaldson Co., Inc.	349	18,685
ESCO Technologies, Inc.	138	10,350
Federal Signal Corp.	376	10,818
Global Brass & Copper Holdings, Inc.	235	10,197
Graco, Inc.	432	22,140
Hillenbrand, Inc.	246	10,583
ITT, Inc.	267	16,167
Lincoln Electric Holdings, Inc.	181	15,796
Lindsay Corp.	87	7,395
Nordson Corp.	138	20,141
Pentair PLC	424	16,532
RBC Bearings, Inc. (a)	86	11,829
The Gorman-Rupp Co.	201	6,693
The Greenbrier Cos., Inc.	207	7,355
The Toro Co.	288	21,067
Trimas Corp. (a)	285	8,815
WABCO Holdings, Inc. (a)	144	19,071
Wabtec Corp.	237	17,555
Woodward, Inc.	163	17,751

		308,386

Professional Services – 1.9%
Barrett Business Services, Inc.	108	7,869
BG Staffing, Inc.	240	5,609
CBIZ, Inc. (a)	404	7,801
Exponent, Inc.	214	12,117
FTI Consulting, Inc. (a)	154	13,087

6

Common Stocks – continued

	Shares	Value
INDUSTRIALS – continued
Professional Services – continued
Heidrick & Struggles International, Inc.	213	$7,621
Huron Consulting Group, Inc. (a)	162	7,829
ICF International, Inc.	124	9,656
Insperity, Inc.	123	14,706
Kforce, Inc.	223	8,033
Korn Ferry	231	10,862
ManpowerGroup, Inc.	183	17,575
Robert Half International, Inc.	304	18,875

		141,640

Road & Rail – 0.2%
Landstar System, Inc.	131	14,274

Trading Companies & Distributors – 0.9%
Applied Industrial Technologies, Inc.	169	10,130
HD Supply Holdings, Inc. (a)	468	21,383
Kaman Corp.	147	9,101
MSC Industrial Direct Co., Inc. Class A	151	12,631
Watsco, Inc.	96	15,213

		68,458

TOTAL INDUSTRIALS		1,203,145

INFORMATION TECHNOLOGY – 15.6%
Communications Equipment – 0.6%
Casa Systems, Inc. (a)	561	5,380
Ciena Corp. (a)	409	15,689
InterDigital, Inc.	141	9,220
Ubiquiti Networks, Inc.	90	15,341

		45,630

Electronic Equipment, Instruments & Components – 2.8%
Arrow Electronics, Inc. (a)	234	19,775
Avnet, Inc.	343	16,673
AVX Corp.	425	6,932
Badger Meter, Inc.	166	9,210
Dolby Laboratories, Inc. Class A	208	13,456
Fabrinet (a)	172	10,409
FLIR Systems, Inc.	367	19,429
Insight Enterprises, Inc. (a)	201	11,373
Jabil, Inc.	481	14,531
Littelfuse, Inc.	79	15,883
National Instruments Corp.	345	16,249
PC Connection, Inc.	207	7,692
Plexus Corp. (a)	166	9,990
Sanmina Corp. (a)	309	10,481
ScanSource, Inc. (a)	205	7,718
Tech Data Corp. (a)	129	13,753
Vishay Intertechnology, Inc.	534	10,579

		214,133

Health Care Equipment & Supplies – 0.1%
Mesa Laboratories, Inc.	33	7,811

Interactive Media & Services – 0.2%
Match Group, Inc.	222	13,409

	Shares	Value
IT Services – 4.9%
Alliance Data Systems Corp.	117	$18,732
Amdocs Ltd.	357	19,664
Black Knight, Inc. (a)	373	21,045
Booz Allen Hamilton Holding Corp.	376	22,293
CACI International, Inc. Class A (a)	80	15,595
Cardtronics PLC Class A (a)	292	10,442
Cass Information Systems, Inc.	145	7,153
CoreLogic, Inc. (a)	303	12,305
EPAM Systems, Inc. (a)	133	23,855
Euronet Worldwide, Inc. (a)	145	21,734
EVERTEC, Inc.	324	10,144
ExlService Holdings, Inc. (a)	168	9,979
Genpact Ltd.	456	16,553
GreenSky, Inc. Class A (a)	624	9,971
ManTech International Corp. Class A	156	9,670
MAXIMUS, Inc.	199	14,656
NIC, Inc.	489	8,440
Perficient, Inc. (a)	291	8,567
Perspecta, Inc.	550	12,694
Sabre Corp.	750	15,570
Science Applications International Corp.	180	13,491
Sykes Enterprises, Inc. (a)	285	7,909
The Hackett Group, Inc.	375	5,756
The Western Union Co.	1,111	21,598
Travelport Worldwide Ltd.	619	9,706
WEX, Inc. (a)	114	23,974

		371,496

Professional Services – 0.1%
Forrester Research, Inc.	150	7,629

Semiconductors & Semiconductor Equipment – 1.3%
Cabot Microelectronics Corp.	111	14,014
Cirrus Logic, Inc. (a)	270	12,846
Diodes, Inc. (a)	252	9,178
Kulicke & Soffa Industries, Inc.	381	8,866
Monolithic Power Systems, Inc.	117	18,218
NVE Corp.	72	6,898
Photronics, Inc. (a)	689	6,435
Semtech Corp. (a)	241	12,983
SolarEdge Technologies, Inc. (a)	214	9,480

		98,918

Software – 5.0%
ACI Worldwide, Inc. (a)	417	14,812
Alarm.com Holdings, Inc. (a)	158	11,199
Alteryx, Inc. Class A (a)	139	12,321
Aspen Technology, Inc. (a)	187	22,797
Blackbaud, Inc.	170	13,479
Bottomline Technologies de, Inc. (a)	183	9,254
CDK Global, Inc.	354	21,353
Cision Ltd. (a)	610	7,357
Cornerstone OnDemand, Inc. (a)	201	10,985
Fair Isaac Corp. (a)	79	22,100
Five9, Inc. (a)	221	11,728
Guidewire Software, Inc. (a)	213	22,685

7

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
j2 Global, Inc.	163	$14,282
Manhattan Associates, Inc. (a)	240	16,188
MicroStrategy, Inc. Class A (a)	66	9,880
New Relic, Inc. (a)	139	14,628
Nuance Communications, Inc. (a)	904	15,214
Paycom Software, Inc. (a)	126	25,519
Progress Software Corp.	246	11,220
Qualys, Inc. (a)	130	11,734
RingCentral, Inc. Class A (a)	186	21,645
SPS Commerce, Inc. (a)	100	10,374
TiVo Corp.	750	7,028
Tyler Technologies, Inc. (a)	102	23,655
Verint Systems, Inc. (a)	241	14,554
Zix Corp. (a)	949	7,734

		383,725

Technology Hardware, Storage & Peripherals – 0.6%
Dell Technologies, Inc. Class C (a)	388	26,155
Xerox Corp.	577	19,249

		45,404

TOTAL INFORMATION TECHNOLOGY		1,188,155

MATERIALS – 5.2%
Chemicals – 2.3%
Balchem Corp.	129	13,095
Chase Corp.	72	6,744
FutureFuel Corp.	366	5,377
Hawkins, Inc.	159	5,869
Huntsman Corp.	649	14,434
Ingevity Corp. (a)	137	15,756
Innospec, Inc.	128	10,857
NewMarket Corp.	31	13,007
Quaker Chemical Corp.	53	11,862
RPM International, Inc.	340	20,621
Sensient Technologies Corp.	171	11,991
Stepan Co.	104	9,624
Valvoline, Inc.	601	11,118
Westlake Chemical Corp.	144	10,044
WR Grace & Co.	202	15,267

		175,666

Construction Materials – 0.2%
Eagle Materials, Inc.	166	15,091

Containers & Packaging – 1.0%
Aptargroup, Inc.	174	19,356
Bemis Co., Inc.	288	16,537
Berry Plastics Group, Inc. (a)	351	20,639
Sonoco Products Co.	285	17,972

		74,504

Metals & Mining – 1.3%
Alcoa Corp. (a)	532	14,194
Cleveland-Cliffs, Inc.	1,078	10,769
Reliance Steel & Aluminum Co.	198	18,208

	Shares	Value
Royal Gold, Inc.	184	$16,019
Steel Dynamics, Inc.	567	17,963
Warrior Met Coal, Inc.	283	8,773
Worthington Industries, Inc.	225	9,029

		94,955

Paper & Forest Products – 0.4%
Louisiana-Pacific Corp.	494	12,375
Mercer International, Inc.	498	7,051
Resolute Forest Products, Inc.	945	7,475
Verso Corp. Class A (a)	297	6,629

		33,530

TOTAL MATERIALS		393,746

REAL ESTATE – 5.8%
Equity Real Estate Investment Trusts (REITs) – 5.8%
American Campus Communities, Inc.	352	16,614
American Homes 4 Rent Class A	685	16,426
Apartment Investment & Management Co. Class A	366	18,066
Apple Hospitality REIT, Inc.	681	11,202
Brixmor Property Group, Inc.	831	14,858
CoreCivic, Inc.	471	9,802
CoreSite Realty Corp.	117	12,801
CubeSmart	495	15,795
EPR Properties	204	16,087
Equity Commonwealth	375	11,925
Gaming and Leisure Properties, Inc.	497	20,069
Healthcare Realty Trust, Inc.	384	11,858
Highwoods Properties, Inc.	294	13,107
Hospitality Properties Trust	483	12,558
Industrial Logistics Properties Trust	348	6,908
Kilroy Realty Corp.	250	19,227
Kimco Realty Corp.	1,044	18,155
Liberty Property Trust	369	18,317
Life Storage, Inc.	135	12,864
Medical Properties Trust, Inc.	928	16,203
National Retail Properties, Inc.	379	19,943
Omega Healthcare Investors, Inc.	481	17,023
Park Hotels & Resorts, Inc.	525	16,842
Preferred Apartment Communities, Inc. Class A	390	6,100
RLJ Lodging Trust	588	10,825
RPT Realty	525	6,368
Sabra Health Care REIT, Inc.	570	11,149
Senior Housing Properties Trust	822	6,601
Spirit Realty Capital, Inc.	276	11,167
STORE Capital Corp.	499	16,627
Sunstone Hotel Investors, Inc.	750	10,800
VEREIT, Inc.	2,352	19,428

TOTAL REAL ESTATE		445,715

UTILITIES – 2.7%
Electric Utilities – 1.6%
ALLETE, Inc.	165	13,439
El Paso Electric Co.	174	10,633

8

Common Stocks – continued

	Shares	Value
UTILITIES – continued
Electric Utilities – continued
Hawaiian Electric Industries, Inc.	349	$14,477
IDACORP, Inc.	146	14,457
MGE Energy, Inc.	150	10,169
OGE Energy Corp.	495	20,958
Otter Tail Corp.	187	9,593
PNM Resources, Inc.	267	12,399
Portland General Electric Co.	273	14,281

		120,406

Gas Utilities – 0.5%
New Jersey Resources Corp.	273	13,672
ONE Gas, Inc.	162	14,340
Spire, Inc.	156	13,134

		41,146

Independent Power and Renewable Electricity Producers – 0.1%
Clearway Energy, Inc. Class C	546	8,665

Multi-Utilities – 0.3%
Black Hills Corp.	178	12,951

	Shares	Value
NorthWestern Corp.	177	$12,364

		25,315

Water Utilities – 0.2%
American States Water Co.	150	10,675

TOTAL UTILITIES		206,207

TOTAL COMMON STOCKS (Cost $7,456,802)		7,617,296

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $7,456,802)		7,617,296

NET OTHER ASSETS (LIABILITIES) – 0.1%		7,243

NET ASSETS – 100.0%		$7,624,539

Legend

(a)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$11

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

9

Schedule of Investments (Unaudited) – continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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